111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  January 31, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Series Trust XI (the “Trust”) (File Nos. 33-68310 and 811-7992) on behalf of MFS® Blended Research® Core Equity Fund and MFS® Mid Cap Value Fund (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 56 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 27, 2025.

 Please call the undersigned at (617)-954-5655 or Allison Frebowitz at (617)-954-5115 with any questions you may have.

  Sincerely,

  WILLIAM B. WILSON

  William B. Wilson

  Assistant Vice President and Senior Counsel